Memorandum accounts (Tables)	12 Months Ended
Dec. 31, 2020
Memorandum accounts
Schedule of contingent commitments

Contingent commitments	12/31/2019	12/31/2020

Available lines of credit cards and non-revolving consumer loans	136,405	157,033
Guarantees, documentary credits and loan commitments of commercial and public sector loans	79,950	91,993
Guarantees, documentary credits and loan commitments of commercial loans (SME)	219	112
	216,574	249,138

Schedule of commitments by stages

As of December 31, 2020, the breakdown of the carrying amount of the contingent commitments by stages is as follows:

	Carrying amount
	Stage 1	Stage 2	Stage 3	Total

Available lines of credit cards and non-revolving consumer loans	154,901	2,000	132	157,033
Guarantees, documentary credits and loan commitments of commercial and public sector loans	90,915	815	263	91,993
Guarantees, documentary credits and loan commitments of commercial loans (SME)	93	11	8	112
	245,909	2,826	403	249,138

Schedule of of financial instruments received as collateral

Financial instruments received as collateral	12/31/2019	12/31/2020

Debt instruments received in OTC financial derivatives transactions	5,736	5,483
Debt instruments received in reverse repurchase agreement transactions	76,592	59,557
Equity instruments received in securities loan transactions	14	137
	82,342	65,177